Investment in associates (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summarized Investment in Associates
The Group’s investment in associates are summarized as below:

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Share of loss of associates, net of tax	28	59	181	26

		31.12.2018	31.12.2019	31.12.2019
		RMB’000	RMB’000	US$’000
Carrying amount of investment		2,130	1,955	276

Details of Associates
Details of the associates are as follows:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2018	31.12.2019
			%	%
Held by subsidiaries
Sinjori Sdn. Bhd.	Property investment and development	Malaysia	14.0	14.0
Guangxi Yuchai Quan Xing Machinery Co., Ltd. (“Quan Xing”)	Manufacture spare part and sales of auto spare part, diesel engine & spare part, metallic materials, generator & spare part, chemical products (exclude dangerous goods), lubricating oil	People’s Republic of China	15.3	15.3